Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Warrants outstanding	6,204,122	6,523,784	6,864,011
Convertible Senior Notes [Member]
Condensed Income Statements, Captions [Line Items]
Convertible notes	575,000
Ordinary shares [member]
Condensed Income Statements, Captions [Line Items]
Warrants outstanding	3,456,785